CAPITALIZED LEASES (Tables)	9 Months Ended
Sep. 30, 2017
Capitalized Leases Tables
Schedule of Future Minimum Lease Payments for Capital Leases

Amount
For the year ending December 31,
2017 (remainder of the year)	$159,000
2018	991,537
2019	1,023,860
2020	1,023,860
2021	1,023,860
Total minimum lease payments	4,222,117
Less amount representing interest	1,089,863
Present value of minimum lease payments	3,132,254
Less current portion of minimum lease	480,352
Less debt issuance costs, net	179,641
Long-term present value of minimum lease payment	$2,472,261